Prepayments - Additional Information (Details)	12 Months Ended
Jun. 30, 2023 item
Prepayments
Number of prepaid cryptocurrency mining equipment	2,760
Number of prepaid cryptocurrency mining equipment units arrived	1,700
Number of prepaid cryptocurrency mining equipment units yet to be delivered	1,060